Financial Risk Management - Capital Risk Management, Net Debt (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Financial Instruments [Abstract]
Cash and cash equivalents	R 2,819	R 6,357	R 993	R 706
Borrowings	(3,361)	(7,718)
Net debt	R (542)	R (1,361)